CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Class A common stock [Member]	Dec. 31, 2012 Successor [Member] Class B common stock [Member]
Net of allowance for doubtful accounts receivable					$ 1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized					100,000,000
Common stock, shares issued	64,307,964	63,413,288	51,154,280	51,154,280	77,034,015	63,413,288	51,154,280
Common stock, shares outstanding	62,301,528	62,103,989	51,154,280	51,154,280	75,383,455	62,103,989	51,154,280
Treasury stock, shares issued					472,565